PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2019
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve

	As of December 31,
	2018	2019
	RMB	RMB

General and statutory surplus reserve	17,348	17,348
Education development reserve	2,801	2,837
Total	20,149	20,185